Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 27, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Kallo Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		291,347,036
Entity Public Float		$ 1,455,903
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement as a result of comments received from the Securities and Exchange Commission.
Entity Central Index Key	0001389034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY